Share-Based Payments (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	3 months 18 days	5 years 4 months 24 days
Expected volatility	55.00%	55.00%
Risk-free interest rate	0.54%	2.04%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expected term	4 years 10 months 24 days	5 years 10 months 24 days
Expected volatility	70.00%	85.00%
Risk-free interest rate	1.35%	2.29%